UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09941

                             Ambassador Funds
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             500 Griswold Street, Suite 2800
                             Detroit, MI 48226
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

			      Brian T. Jeffries
                              Ambassador Capital Management, LLC
                              500 Griswold Street, Suite 2800
                              Detroit, MI 48226
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code:  313-961-3111
                                                           --------------

                     Date of fiscal year end: July 31
                                              --------------

                     Date of reporting period: April 30, 2009
                                               ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS





AMBASSADOR MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 2009




COMMERICAL PAPER - 70.3%*
PRINCIPAL AMOUNT                                                  MATURITY DATE                  VALUE

Automotive - 6.0%
  14,500,000   American Honda Finance, 0.75%                         07/10/09              $14,478,854
  14,000,000   FCAR Owner Trust, 0.85%                               05/06/09               13,998,347
                                                                                        --------------
                                                                                            28,477,201
Banking-U.S. - 17.8%
  14,500,000   Ebury Finance LLC (b), 0.95%                          05/06/09               14,498,087
  14,500,000   Fountain Square Commercial Funding Corp. (b), 1.25%   05/19/09               14,490,937
  14,500,000   Golden Funding Corp. (b), 1.00%                       05/04/09               14,498,792
  13,000,000   Market Street Funding (b), 0.75%                      06/08/09               12,989,708
  14,000,000   Perry Global Funding, LLC (b), 1.45%                  05/14/09               13,992,669
  14,000,000   Three Pillars Funding (b), 0.70%                      05/06/09               13,998,639
                                                                                        --------------
                                                                                            84,468,832
Banking-Foreign-Australian - 2.5%
   2,000,000   ANZ Banking Group (b), 0.70%                          05/07/09                1,999,767
  10,000,000   ANZ National Int'l Ltd. (b), 0.95%                    05/07/09                9,998,417
                                                                                        --------------
                                                                                            11,998,184
Banking-Foreign-Denmark - 2.1%
  10,000,000   Danske Corp., 2.27%                                   06/04/09                9,978,562


Banking-Foreign-German - 9.1%
  14,000,000   Giro Balanced Funding Corp. (b), 1.05%                05/26/09               13,989,792
  14,500,000   Hannover Funding Corp. (b), 1.15%                     05/22/09               14,490,273
  15,000,000   Silver Tower US Funding (b), 1.41%                    05/05/09               14,997,650
                                                                                        --------------
                                                                                            43,477,715
Banking-Foreign-Netherlands - 3.1%
  14,500,000   Neptune Funding Corp. (b), 1.05%                      05/05/09               14,498,308


Banking-Foreign-UK - 3.0%
  14,500,000   Thames Asset Global Securities (b), 0.90%             06/15/09               14,483,687


Chemicals - 2.1%
  10,000,000   BASF SE (b), 1.00%                                    08/07/09                9,972,778


Diversified Financial Services - 1.7%
   5,000,000   GE Capital TLGP, 0.59%                                07/20/09                4,993,444
   3,316,000   GE Capital TLGP, 0.40%                                08/03/09                3,312,536
                                                                                        --------------
                                                                                             8,305,980
Diversified Manufacturing - 0.4%
   2,000,000   Illinois Tool Works, Inc., 0.35%                      05/07/09                1,999,883


Distribution-Wholesale - 2.9%
  14,000,000   Louis Dreyfus Corp., 1.40%                            07/01/09               13,966,789


Finance - 10.2%
  15,000,000   Dexia Delaware LLC, 1.08%                             06/15/09               14,979,750
  14,000,000   Galleon Capital Corp., 0.85%                          05/18/09               13,994,381
  14,500,000   ING Funding LLC, 0.71%                                07/15/09               14,478,552
   5,000,000   Proctor & Gamble Int'l Finance (b), 0.50%             07/01/09                4,995,763
                                                                                        --------------
                                                                                            48,448,446
Finance-Investment Banker/Broker - 1.9%
   8,790,000   BNP Paribas Finance, Inc., 0.50%                      06/22/09                8,783,652


Finance-Other Services - 3.4%
   3,000,000   Govco LLC (b), 0.90%                                  06/17/09                2,996,475
  13,000,000   Govco LLC (b), 1.65%                                  06/16/09               12,975,083
                                                                                        --------------
                                                                                            15,971,558
Food and Kindred Products - 1.1%
   5,000,000   Nestle Capital Corp., 0.62%                           01/19/10                4,977,353


Insurance - 3.0%
  14,500,000   Autobahn Funding Co. LLC (b), 1.75%                   05/15/09               14,490,132

                                                                                        --------------
TOTAL COMMERICAL PAPER                                                                     334,299,060
  (COST $334,299,060)(a)



U.S. GOVERNMENT AGENCY - 22.0%
PRINCIPAL AMOUNT

   2,650,000   Federal Home Loan Bank, 0.65%                         10/02/09                2,642,632
  15,000,000   Federal Home Loan Bank, 1.21063%**                    02/19/10               15,019,239
  10,000,000   Federal Home Loan Bank, 1.10600%**                    12/17/09                9,980,504
   4,000,000   Federal Home Loan Bank, 3.25%                         09/25/09                4,035,779
  10,000,000   Federal Home Loan Bank, 1.07100%**                    11/20/09                9,980,252
  10,000,000   Federal Home Loan Bank, 1.03900%**                    07/13/10               10,001,468
  15,000,000   Federal Home Loan Bank, 0.83000%**                    03/12/10               15,000,000
  10,000,000   Federal Home Loan Mortgage Corp., 1.35375%**          03/09/11               10,039,757
     862,000   Federal Home Loan Mortgage Corp., 2.78%               05/26/09                  860,337
   2,625,000   Federal Home Loan Mortgage Corp., 4.25%               07/15/09                2,634,254
   3,000,000   Federal Home Loan Mortgage Corp., 2.75%               11/13/09                3,031,931
  15,000,000   Federal National Mortgage Assoc., 1.33500%**          07/13/10               14,992,605
   6,600,000   Federal National Mortgage Assoc., 1.75%               05/18/09                6,594,545

                                                                                        --------------
TOTAL U.S. GOVERNMENT AGENCY                                                               104,813,303
  (COST $104,813,303)(a)



MUTUAL FUNDS - 7.8%
NUMBER OF SHARES

  36,929,745   JPMorgan U.S. Government Money Market Fund - AG                             36,929,745

                                                                                       --------------
TOTAL MUTUAL FUNDS                                                                         36,929,745
  (COST $36,929,745)(a)

                                                                                       --------------
TOTAL INVESTMENTS - 100.1%                                                                476,042,108
  (cOST $476,042,108)(a)

OTHER ASSETS LESS LIABILITIES - (0.1%)                                                       (143,807)

                                                                                       --------------

TOTAL NET ASSETS - 100%                                                                  $475,898,301
                                                                                       ==============





(a) Cost and value, for federal income tax purposes and financial reporting purposes, are the same.

(b) Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933 and is deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

* Rate presented indicates the effective yield at time of purchase. ** Rate in effect at April 30, 2009.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securites;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs, (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, however, since the value is not obtained from a quoted market price in an active market, such securities are reflected as Level 2.


The following table summarizes the inputs used, as of April 30, 2009, in valuing the Monetta Fund's assets carried at fair market value:

VALUATION INPUTS            INVESTMENTS IN SECURITIES (Unaudited)

LEVEL 1                     $           0
LEVLE 2                     $ 476,042,108
LEVEL 3                     $           0
                            -------------

TOTAL                       $ 476,042,108
                            =============

MICHIGAN INVESTMENT TRUST - GOVERNMENT MONEY MARKET SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 2009




U.S. GOVERNMENT AGENCY OBLIGATIONS - 55.8%               MATURITY DATE              VALUE

FEDERAL FARM CREDIT BANK - 4.2%
PRINCIPAL AMOUNT
     200,000  0.12000%*                                     05/04/09              $199,998
     800,000  0.31000%**                                    05/27/09               799,398
     250,000  4.12500%                                      07/17/09               251,327
     500,000  0.36000%**                                    09/24/09               499,414
     360,000  5.00000%                                      10/23/09               367,491
     500,000  0.34000%**                                    03/03/10               497,833
     100,000  2.75000%                                      05/04/10               101,792
     100,000  4.75000%                                      05/07/10               103,722
                                                                              ------------
                                                                                 2,820,975


FEDERAL HOME LOAN BANK - 23.4%
PRINCIPAL AMOUNT
     350,000  0.98000%**                                    05/01/09               350,000
   1,000,000  0.27000%*                                     05/04/09               999,978
     250,000  0.20000%*                                     05/04/09               249,996
     100,000  0.23000%*                                     05/05/09                99,997
     800,000  2.80000%                                      05/06/09               800,289
     500,000  1.80000%*                                     05/14/09               499,675
     100,000  4.25000%                                      05/15/09               100,143
     200,000  0.14000%*                                     05/18/09               199,987
     500,000  1.04600%**                                    05/18/09               499,901
     200,000  1.07100%**                                    05/20/09               199,994
     350,000  0.50000%*                                     06/01/09               349,849
     150,000  2.65000%                                      06/04/09               150,339
     390,000  5.25000%                                      06/12/09               391,569
     500,000  2.99000%*                                     07/01/09               497,459
     150,000  0.97400%**                                    07/10/09               149,998
     250,000  0.97400%**                                    07/10/09               249,897
     100,000  0.60000%*                                     08/03/09                99,843
     500,000  1.09400%                                      08/05/09               500,659
     100,000  5.25000%                                      08/05/09               101,180
     100,000  4.50000%                                      08/11/09               101,077
     410,000  4.37500%                                      09/11/09               415,241
     200,000  5.25000%                                      09/11/09               203,052
     375,000  5.00000%                                      09/18/09               381,428
     270,000  0.74000%*                                     09/30/09               269,145
     250,000  0.64000%*                                     10/05/09               249,302
     500,000  0.92000%**                                    10/23/09               500,290
     270,000  4.00000%                                      11/13/09               274,101
     200,000  4.25000%                                      11/13/09               203,463
     100,000  0.80000%*                                     12/01/09                99,524
     525,000  0.57000%*                                     12/08/09               523,163
   1,000,000  0.65000%*                                     12/15/09               995,883
     100,000  0.70000%*                                     12/22/09                99,543
     140,000  0.80000%*                                     01/04/10               139,229
     100,000  3.87500%                                      01/15/10               102,033
     178,000  0.94000%*                                     01/20/10               176,773
     100,000  5.00000%                                      01/26/10               102,908
     500,000  7.37500%                                      02/12/10               524,308
   2,000,000  0.86000%**                                    03/12/10             2,000,000
     250,000  4.87500%                                      03/12/10               258,415
     100,000  2.75000%                                      03/12/10               101,408
     280,000  4.37500%                                      03/17/10               288,341
   1,000,000  1.03900%*                                     07/13/10             1,000,147
                                                                              ------------
                                                                                15,499,527


FEDERAL HOME LOAN MORTGAGE CORP. - 16.1%
PRINCIPAL AMOUNT
     250,000  0.20000%*                                     05/04/09               249,996
   2,500,000  0.32000%*                                     05/11/09             2,499,778
     448,000  0.37000%*                                     05/20/09               447,912
     650,000  5.25000%                                      05/21/09               651,833
     200,000  0.20000%*                                     05/26/09               199,972
     203,000  0.20000%*                                     05/28/09               202,970
     200,000  4.25000%                                      07/15/09               200,775
     100,000  1.75000%*                                     08/17/09                99,475
     300,000  6.62500%                                      09/15/09               306,554
     535,000  2.75000%                                      11/13/09               540,669
     100,000  4.00000%                                      12/15/09               101,626
     150,000  1.00000%                                      12/30/09               150,000
     100,000  7.00000%                                      03/15/10               105,051
   1,750,000  1.03900%**                                    07/12/10             1,749,963
     300,000  1.24400%**                                    09/03/10               299,972
   2,835,000  1.35400%**                                    03/09/11             2,846,271
                                                                              ------------
                                                                                10,652,817


FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.1%
PRINCIPAL AMOUNT
     336,000  0.20000%*                                     05/05/09               335,993
     150,000  0.20000%*                                     05/06/09               149,995
     500,000  1.70000%*                                     05/06/09               499,882
     759,000  0.20000%*                                     05/14/09               758,945
     237,000  0.22000%*                                     05/15/09               236,980
     100,000  4.25000%                                      05/15/09               100,059
     400,000  0.26000%*                                     05/26/09               399,928
     205,000  6.37500%                                      06/15/09               206,328
     200,000  0.37000%*                                     06/17/09               199,903
     225,000  0.24000%*                                     08/13/09               224,844
     100,000  4.50000%                                      08/13/09               101,103
     100,000  5.37500%                                      08/15/09               101,436
   1,000,000  0.49000%*                                     08/29/09               998,366
   1,500,000  0.42000%**                                    09/03/09             1,500,000
     600,000  0.78000%*                                     12/01/09               597,218
     100,000  4.62500%                                      12/15/09               101,672
   1,000,000  1.16700%**                                    02/12/10             1,000,873
     500,000  1.16700%**                                    02/12/10               500,676
                                                                              ------------
                                                                                 8,014,201

                                                                              ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                        36,987,520


REPURCHASE AGREEMENT - 4.5%
PRINCIPAL AMOUNT
   3,000,000  Bank of America Repo,  0.15%                  05/01/09             3,000,000



U.S. TREASURY BILLS - 5.3%
PRINCIPAL AMOUNT
     500,000  0.34000%*                                     05/21/09               499,907
     500,000  0.11000%*                                     05/28/09               499,961
     500,000  0.15000%*                                     06/18/09               499,900
   1,000,000  0.19000%*                                     07/30/09               999,525
     500,000  0.24000%*                                     09/10/09               499,560
     500,000  0.59000%*                                     04/08/10               497,197
                                                                              ------------

TOTAL U.S. TREASURY BILLS                                                        3,496,050


COMMERCIAL PAPER - 0.1%
PRINCIPAL AMOUNT
     100,000  0.25000%                                      07/07/09                99,953



MUTUAL FUND - 34.2%
NUMBER OF SHARES
   22,632,185  JP Morgan US Gov't
                 Money Market Fund -  Agency                                    22,632,185

                                                                              ------------
TOTAL INVESTMENTS - 99.9%
  (COST $66,215,708)(a)                                                         66,215,708



OTHER NET ASSETS LESS LIABILITIES - 0.1%                                            28,558
                                                                            --------------
TOTAL NET ASSETS - 100%                                                        $66,244,266

                                                                            ==============







(a) Cost and value, for federal income tax purposes and financial reporting purposes, are the same.

(b)  Illiquid, non-negotiable securities.


*    Rate presented indicates the effective yield at time of purchase.
**   Rate in effect at April 30, 2009.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securites;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs, (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, however, since the value is not obtained from a quoted market price in an active market, such securities are reflected as Level 2.


The following table summarizes the inputs used, as of April 30, 2009, in valuing the Monetta Fund's assets carried at fair market value:

VALUATION INPUTS            INVESTMENTS IN SECURITIES (Unaudited)

LEVEL 1                     $           0
LEVLE 2                     $  66,215,708
LEVEL 3                     $           0
                            -------------

TOTAL                       $  66,215,708
                            =============

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
     (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Ambassador Funds
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Brian T. Jeffries
                         -------------------------------------------------------
                          Brian T. Jeffires, Principal Executive Officer

Date                      June 17, 2009
    ----------------------------------------------------------------------------



(Registrant) Ambassador Funds
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      June 17, 2009
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  Brian T. Jeffries
                         -------------------------------------------------------
                          Brian T. Jeffries, Principal Executive Officer

Date                      June 17, 2009
    ----------------------------------------------------------------------------



By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      June 17, 2009
    ----------------------------------------------------------------------------